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                                     [LOGO]


                                  Nationwide(R)
                              VA Separate Account-A





                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


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                                     [LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]



                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VA Separate Account-A.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ JOSEPH J. GASPER
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 17, 1998



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--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)

ASSETS:

Investments at market value:

American Century VP - American Century VP Advantage (ACVPAdv)
        2,120,609 shares (cost $12,038,036)........................ $ 13,868,784

Federated IS - Federated American Leaders Fund II (FedAmLead)
        1,456 shares (cost $24,409) ...............................       30,862

Federated IS - Federated High Income Bond Fund II (FedHiInc)
        13,590 shares (cost $140,521) .............................      150,309

Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        8,624 shares (cost $185,885) ..............................      217,064

Fidelity VIP - Growth Portfolio (FidVIPGr)
        2,515,763 shares (cost $64,488,723) .......................   96,404,049

Fidelity VIP - Overseas Portfolio (FidVIPOv)
        1,379 shares (cost $27,574) ...............................       28,434

MFS(R)VIT - Emerging Growth Series (MFSEmGrSe)
        7,708 shares (cost $113,434) ..............................      149,919

MFS(R)VIT - Total Return Series (MFSTotReSe)
        1,525 shares (cost $22,392) ...............................       26,727

Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        707,428 shares (cost $11,175,309) .........................   17,820,114

Nationwide SAT - Government Bond Fund (NSATGvtBd)
        2,792,592 shares (cost $31,270,938) .......................   32,114,803

Nationwide SAT - Money Market Fund (NSATMyMkt)
        3,697,708 shares (cost $3,697,708) ........................    3,697,708

Nationwide SAT - Total Return Fund (NSATTotRe)
        4,928,966 shares (cost $56,418,037) .......................   92,171,660

Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
        1,822,030 shares (cost $27,932,131) .......................   29,352,911
                                                                    ------------
           Total investments ......................................  286,033,344

Accounts receivable ...............................................           --
                                                                    ------------
           Total assets ...........................................  286,033,344

ACCOUNTS PAYABLE ..................................................       25,441
                                                                    ------------
CONTRACT OWNERS' EQUITY ........................................... $286,007,903
                                                                    ============



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

                                                                                                                  PERIOD
Contract owners' equity represented by:                     UNITS         UNIT VALUE                              RETURN
                                                          --------         ---------                              -------
  Contracts in accumulation phase:

  VA contracts:
     American Century VP - American Century
     VP Advantage:
        Tax qualified ................................      452,138        $17.188858         $  7,771,736          10%
        Non-tax qualified.............................      327,385         17,188858            5,627,374          10%
        Initial Funding by Depositor (note 1a)........       25,000         18.789246              469,731          10%

     Fidelity VIP - Growth Portfolio:
        Tax qualified ................................    2,052,823         28.186380           57,861,649          18%
        Non-tax qualified ............................    1,366,349         28.186380           38,512,432          18%

     Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ................................      343,614         28.283511            9,718,610          19%
        Non-tax qualified ............................      286,443         28.283511            8,101,614          19%

     Nationwide SAT - Government Bond Fund:
        Tax qualified ................................      794,154         20.328057           16,143,608           3%
        Non-tax qualified ............................      785,336         20.328057           15,964,355           3%

     Nationwide SAT - Money Market Fund:
        Tax qualified ................................      110,173         14.495745            1,597,040           2%
        Non-tax qualified ............................      143,045         14.495745            2,073,544           2%

     Nationwide SAT - Total Return Fund:
        Tax qualified ................................    1,561,860         33.361895           52,106,609          14%
        Non-tax qualified ............................    1,200,355         33.361895           40,046,117          14%

     Neuberger & Berman AMT - Balanced Portfolio:
        Tax qualified ................................      845,536         19.447454           16,443,522          10%
        Non-tax qualified ............................      663,812         19.447454           12,909,453          10%

  VA-II Eagle Choice contracts:
     Federated IS - Federated American
     Leaders Fund II:
        Non-tax qualified ............................        1,743         17.706395               30,862          14%

     Federated IS - Federated High Income
     Bond Fund II:
        Non-tax qualified ............................       11,514         13.054810              150,313           3%

     Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ................................          870         21.031467               18,297          10%
        Non-tax qualified ............................        9,450         21.031467              198,747          10%

     Fidelity VIP - Overseas Portfolio:
        Non-tax qualified ............................        2,025         14.041221               28,433          15%

     MFS(R)VIT - Emerging Growth Series:
        Non-tax qualified ............................        8,948         16.754957              149,923          21%

     MFS(R)VIT - Total Return Series:
        Non-tax qualified ............................        1,840         14.521373               26,719           8%
                                                           ========         =========
  Reserves for annuity contracts in payout phase:
        Tax qualified ................................                                              50,326
        Non-tax qualified ............................                                               6,889
                                                                                              ------------
                                                                                              $286,007,903
                                                                                              ============


See accompanying notes to financial statements.


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                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                TOTAL                         ACVPADV
                                                    ----------------------------     -------------------------
                                                         1998            1997            1998            1997
                                                    ------------     -----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  2,928,751       2,923,248        292,829        205,268
  Mortality, expense and administration
    charges (note 2) ............................     (1,769,707)     (1,479,318)       (84,764)       (83,280)
                                                    ------------     -----------     ----------     ----------
    Net investment activity .....................      1,159,044       1,443,930        208,065        121,988
                                                    ------------     -----------     ----------     ----------

Proceeds from mutual fund shares sold ...........     18,001,906      14,003,335        968,980        838,290
Cost of mutual fund shares sold .................    (13,450,703)    (11,802,944)      (785,956)      (714,980)
                                                    ------------     -----------     ----------     ----------
  Realized gain (loss) on investments ...........      4,551,203       2,200,391        183,024        123,310
Change in unrealized gain (loss) on investments..     11,795,435      19,541,185       (233,519)      (190,075)
                                                    ------------     -----------     ----------     ----------
  Net gain (loss) on investments ................     16,346,638      21,741,576        (50,495)       (66,765)
                                                    ------------     -----------     ----------     ----------
Reinvested capital gains ........................     16,806,720       4,019,365      1,101,845        712,416
                                                    ------------     -----------     ----------     ----------
    Net increase (decrease) in contract owners'
    equity resulting from operations ............     34,312,402      27,204,871      1,259,415        767,639
                                                    ------------     -----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      6,428,181       6,515,888        158,043        210,616
  Transfers between funds .......................             --              --       (203,875)      (174,340)
  Redemptions ...................................    (11,336,813)     (9,922,750)      (719,149)      (579,504)
  Annuity benefits ..............................         (5,234)         (4,491)            --             --
  Annual contract maintenance charge (note 2) ...       (149,969)       (154,616)        (9,653)       (11,099)
  Contingent deferred sales charges (note 2) ....       (145,162)       (176,829)        (8,255)       (10,860)
  Adjustments to maintain reserves ..............          1,951           1,396             34             21
                                                    ------------     -----------     ----------     ----------
    Net equity transactions .....................     (5,207,046)     (3,741,402)      (782,855)      (565,166)
                                                    ------------     -----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     29,105,356      23,463,469        476,560        202,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    256,902,547     220,072,070     13,392,281     13,253,741
                                                    ------------     -----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $286,007,903     243,535,539     13,868,841     13,456,214
                                                    ============     ===========     ==========     ==========

                                                         FEDAMLEAD              FEDHILNC
                                                    -----------------     ------------------
                                                      1998       1997        1998       1997
                                                    ------     ------     -------     ------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      134         39       2,448      2,904
  Mortality, expense and administration
    charges (note 2) ............................     (205)       (44)       (909)      (468)
                                                    ------     ------     -------     ------
    Net investment activity .....................      (71)        (5)      1,539      2,436
                                                    ------     ------     -------     ------

Proceeds from mutual fund shares sold ...........      211         30         912        452
Cost of mutual fund shares sold .................     (155)       (27)       (821)      (440)
                                                    ------     ------     -------     ------
  Realized gain (loss) on investments ...........       56          3          91         12
Change in unrealized gain (loss) on investments..    2,125      1,736       1,250      1,650
                                                    ------     ------     -------     ------
  Net gain (loss) on investments ................    2,181      1,739       1,341      1,662
                                                    ------     ------     -------     ------
Reinvested capital gains ........................    1,720         --         664        215
                                                    ------     ------     -------     ------
    Net increase (decrease) in contract owners'
    equity resulting from operations ............    3,830      1,734       3,544      4,313
                                                    ------     ------     -------     ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       --     11,852      42,431     28,000
  Transfers between funds .......................       --         --          --         --
  Redemptions ...................................       --         --          --         --
  Annuity benefits ..............................       --         --          --         --
  Annual contract maintenance charge (note 2) ...       --         --          --         --
  Contingent deferred sales charges (note 2) ....       --         --          --         --
  Adjustments to maintain reserves ..............       (2)        (9)          4         (4)
                                                    ------     ------     -------     ------
    Net equity transactions .....................       (2)    11,843      42,435     27,996
                                                    ------     ------     -------     ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    3,828     13,577      45,979     32,309
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....   27,034         --     104,334     54,784
                                                    ------     ------     -------     ------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   30,862     13,577     150,313     87,093
                                                    ======     ======     =======     ======



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--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                         FIDVIPEI                     FIDVIPGR
                                                    --------------------     -------------------------
                                                       1998        1997         1998           1997
                                                    --------     -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  2,235         959        426,238        475,032
  Mortality, expense and administration
    charges (note 2) ............................     (1,351)       (561)      (586,553)      (475,917)
                                                    --------     -------     ----------     ----------
    Net investment activity .....................        884         398       (160,315)          (885)
                                                    --------     -------     ----------     ----------

  Proceeds from mutual fund shares sold .........      1,359      10,677      4,249,921      2,603,803
  Cost of mutual fund shares sold ...............     (1,075)    (10,331)    (2,472,621)    (1,640,617)
                                                    --------     -------     ----------     ----------
  Realized gain (loss) on investments ...........        284         346      1,777,300        963,186
  Change in unrealized gain (loss) on investments      5,689       9,397      2,376,895      6,086,143
                                                    --------     -------     ----------     ----------
  Net gain (loss) on investments ................      5,973       9,743      4,154,195      7,049,329
                                                    --------     -------     ----------     ----------
  Reinvested capital gains ......................      7,955       4,824     11,149,500      2,126,335
                                                    --------     -------     ----------     ----------
  Net increase (decrease) in contract owners'
    equity resulting from operations ............     14,812      14,965     15,143,380      9,174,779
                                                    --------     -------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     42,431      39,685      1,800,857      2,037,834
  Transfers between funds .......................         --          --       (921,896)        59,956
  Redemptions ...................................         --          --     (3,191,767)    (2,708,278)
  Annuity benefits ..............................         --          --         (2,255)        (1,811)
  Annual contract maintenance charge (note 2) ...         --          --        (53,487)       (54,028)
  Contingent deferred sales charges (note 2) ....         --          --        (41,284)       (58,874)
  Adjustments to maintain reserves ..............         (5)         (1)         1,410            840
                                                    --------     -------     ----------     ----------
    Net equity transactions .....................     42,426      39,684     (2,408,422)      (724,361)
                                                    --------     -------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     57,238      54,649     12,734,958      8,450,418
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    159,806      56,127     83,670,246     70,455,464
                                                    --------     -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $217,044     110,776     96,405,204     78,905,882
                                                    ========     =======     ==========     ==========

                                                        FIDVIPOV             MFSEMGRSE
                                                    ----------------     ------------------
                                                     1998       1997       1998       1997
                                                    ------     -----     -------     ------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      488        --          --         --
  Mortality, expense and administration
    charges (note 2) ............................     (191)      (14)       (872)      (442)
                                                    ------     -----     -------     ------
    Net investment activity .....................      297       (14)       (872)      (442)
                                                    ------     -----     -------     ------

  Proceeds from mutual fund shares sold .........      198        --         890        386
  Cost of mutual fund shares sold ...............     (171)       --        (666)      (386)
                                                    ------     -----     -------     ------
  Realized gain (loss) on investments ...........       27        --         224         --
  Change in unrealized gain (loss) on investments    1,981       587      19,139     10,603
                                                    ------     -----     -------     ------
  Net gain (loss) on investments ................    2,008       587      19,363     10,603
                                                    ------     -----     -------     ------
  Reinvested capital gains ......................    1,439        --       1,215         --
                                                    ------     -----     -------     ------
  Net increase (decrease) in contract owners'
    equity resulting from operations ............    3,744       573      19,706     10,161
                                                    ------     -----     -------     ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       --     3,973      36,369     24,000
  Transfers between funds .......................       --        --          --         --
  Redemptions ...................................       --        --          --         --
  Annuity benefits ..............................       --        --          --         --
  Annual contract maintenance charge (note 2) ...       --        --          --         --
  Contingent deferred sales charges (note 2) ....       --        --          --         --
  Adjustments to maintain reserves ..............       (4)       (8)          3          3
                                                    ------     -----     -------     ------
    Net equity transactions .....................       (4)    3,965      36,372     24,003
                                                    ------     -----     -------     ------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    3,740     4,538      56,078     34,164
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....   24,693        --      93,845     51,742
                                                    ------     -----     -------     ------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   28,433     4,538     149,923     85,906
                                                    ======     =====     =======     ======

--------------------------------------------------------------------------------
                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                         MFSTOTRESE                NSATCAPAP
                                                      -----------------    ------------------------
                                                       1998       1997        1998          1997
                                                      -------    ------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $   360        --        72,116        55,443
  Mortality, expense and administration
    charges (note 2) ............................        (181)      (43)     (101,768)      (63,604)
                                                      -------    ------    ----------    ----------
    Net investment activity .....................         179       (43)      (29,652)       (8,161)
                                                      -------    ------    ----------    ----------

  Proceeds from mutual fund shares sold .........         188        30       534,054       294,485
  Cost of mutual fund shares sold ...............        (150)      (28)     (239,801)     (171,704
                                                      -------    ------    ----------    ----------
  Realized gain (loss) on investments ...........          38         2       294,253       122,781
  Change in unrealized gain (loss) on investments       1,322     1,231     2,315,792     1,719,818
                                                      -------    ------    ----------    ----------
  Net gain (loss) on investments ................       1,360     1,233     2,610,045     1,842,599
                                                      -------    ------    ----------    ----------
  Reinvested capital gains ......................         423        --            --            --
                                                      -------    ------    ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........       1,962     1,190     2,580,393     1,834,438
                                                      -------    ------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          --    11,939       828,344       533,975
  Transfers between funds .......................          --        --     1,866,644       787,192
  Redemptions ...................................          --        --      (634,992)     (245,988)
  Annuity benefits ..............................          --        --            --            --
  Annual contract maintenance charge (note 2) ...          --        --        (7,102)       (5,609)
  Contingent deferred sales charges (note 2) ....          --        --        (5,722)       (5,251)
  Adjustments to maintain reserves ..............          (2)       (1)           75           101
                                                      -------    ------    ----------    ----------
    Net equity transactions .....................          (2)   11,938     2,047,247     1,064,420
                                                      -------    ------    ----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       1,960    13,128     4,627,640     2,898,858
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      24,759        --    13,192,584     8,449,667
                                                      -------    ------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $26,719    13,128    17,820,224    11,348,525
                                                      =======    ======    ==========    ==========

                                                              NSATGVTBD                 NSATMYMKT
                                                      ------------------------    ----------------------
                                                         1998          1997         1998         1997
                                                      ----------    ----------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        906,817     1,028,900       97,654       88,286
  Mortality, expense and administration
    charges (note 2) ............................       (208,329)     (216,096)     (24,427)     (22,796)
                                                      ----------    ----------    ---------    ---------
    Net investment activity .....................        698,488       812,804       73,227       65,490
                                                      ----------    ----------    ---------    ---------

  Proceeds from mutual fund shares sold .........      2,814,657     3,005,536    3,302,676    2,870,281
                                                      ----------    ----------    ---------    ---------
  Cost of mutual fund shares sold ...............     (2,778,037)   (3,057,762)  (3,302,676)  (2,870,281)
                                                      ----------    ----------    ---------    ---------
  Realized gain (loss) on investments ...........         36,620       (52,226)          --           --
  Change in unrealized gain (loss) on investments        320,845       (55,306)          --           --
                                                      ----------    ----------    ---------    ---------
  Net gain (loss) on investments ................        357,465      (107,532)          --           --
                                                      ----------    ----------    ---------    ---------
  Reinvested capital gains ......................             --            --           --           --
                                                      ----------    ----------    ---------    ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........      1,055,953       705,272       73,227       65,490
                                                      ----------    ----------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        953,007       455,913      171,230      233,014
  Transfers between funds .......................       (298,312)   (1,552,411)     159,419      298,663
  Redemptions ...................................     (1,857,894)   (1,421,486)    (376,663)    (976,752)
  Annuity benefits ..............................         (2,101)       (1,989)          --           --
  Annual contract maintenance charge (note 2) ...        (15,367)      (19,640)      (1,809)      (2,320)
  Contingent deferred sales charges (note 2) ....        (23,555)      (22,695)      (5,677)      (9,312)
  Adjustments to maintain reserves ..............            229           (15)        (171)        (123)
                                                      ----------    ----------    ---------    ---------
    Net equity transactions .....................     (1,243,993)   (2,562,323)     (53,671)    (456,830)
                                                      ----------    ----------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (188,040)   (1,857,051)      19,556     (391,340)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     32,302,892    34,657,222    3,651,028    3,775,214
                                                      ----------    ----------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     32,114,852    32,800,171    3,670,584    3,383,874
                                                      ==========    ==========    =========    =========

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                               NSATTOTRE                     NBAMTBAL
                                                      --------------------------     -------------------------
                                                         1998            1997           1998           1997
                                                      -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   480,780        608,401        646,652        458,016
  Mortality, expense and administration
    charges (note 2) ..............................      (575,782)      (450,288)      (184,375)      (165,765)
                                                      -----------     ----------     ----------     ----------
    Net investment activity .......................       (95,002)       158,113        462,277        292,251
                                                      -----------     ----------     ----------     ----------

  Proceeds from mutual fund shares sold ...........     4,556,151      2,748,037      1,571,709      1,631,328
  Cost of mutual fund shares sold .................    (2,441,074)    (1,807,628)    (1,427,500)    (1,528,760)
                                                      -----------     ----------     ----------     ----------
    Realized gain (loss) on investments ...........     2,115,077        940,409        144,209        102,568
  Change in unrealized gain (loss) on investments..     9,445,604     10,953,712     (2,461,688)     1,001,689
                                                      -----------     ----------     ----------     ----------
    Net gain (loss) on investments ................    11,560,681     11,894,121     (2,317,479)     1,104,257
                                                      -----------     ----------     ----------     ----------
  Reinvested capital gains ........................            --             --      4,541,959      1,175,575
                                                      -----------     ----------     ----------     ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............    11,465,679     12,052,234      2,686,757      2,572,083
                                                      -----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     1,860,828      2,408,245        534,641        516,842
  Transfers between funds .........................      (304,782)       956,672       (297,198)      (375,732)
  Redemptions .....................................    (3,413,760)    (2,882,335)    (1,142,588)    (1,108,407)
  Annuity benefits ................................          (878)          (691)            --             --
  Annual contract maintenance charge (note 2) .....       (45,663)       (43,516)       (16,888)       (18,404)
  Contingent deferred sales charges (note 2) ......       (43,784)       (45,964)       (16,885)       (23,873)
  Adjustments to maintain reserves ................           292            472             88            120
                                                      -----------     ----------     ----------     ----------
    Net equity transactions .......................    (1,947,747)       392,883       (938,830)    (1,009,454)
                                                      -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     9,517,932     12,445,117      1,747,927      1,562,629
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    82,653,997     64,324,254     27,605,048     24,993,855
                                                      -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $92,171,929     76,769,371     29,352,975     26,556,484
                                                      ===========     ==========     ==========     ==========


See accompanying notes to financial statements.


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                        NATIONWIDE VA SEPARATE ACCOUNT-A
                         NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1998 AND 1997
                                  (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

            Portfolio of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.) (available for VA contracts);
              American Century VP - American Century VP Advantage (ACVPAdv)
                (formerly TCI Portfolios - TCI Advantage)

            Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
              Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

            Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for
                VA-II Eagle Choice contracts)
              Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
            Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for VA-II
                 Eagle Choice contracts)

            Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
              MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
              MFS(R) VIT - Total Return Series (MFSTotReSe)

           Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

             Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
             Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
             Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
             Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II
               Eagle Choice contracts)
             Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

           Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT) (available for VA contracts);
               Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

          At June 30, 1998, contract owners have invested in all of the above funds except the Nationwide SAT Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of $30 which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                    --------------
HOME OFFICE: ONE NATIONWIDE PLAZA * COLUMBUS, OHIO 43215-2220      Bulk Rate
                                                                  U.S. Postage
                                                                     P A I D
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 --------------




================================================================================

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company